Company financial information (Parent Corporation) - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Dividend payments without regulatory approval	$ 1,500
Liquid asset held, amount	$ 2,300
Authorized amount of shares to repurchase				$ 6,000	$ 625
Minimum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	100.00%
Maximum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	130.00%
Credit Extensions To Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	10.00%
Credit Extensions In Aggregate To Bank Of New York And All Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	20.00%
Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Common stock, dividends declared	$ 2,500	$ 1,500	$ 3,200